Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: Current maturities	$ (1,836)	$ (3,672)
Less: Unamortized original discount	(2,153)	(2,437)
Total long-term debt, net of current portion and debt discount	93,918	77,668
SG Broadcasting
Debt Instrument [Line Items]
Notes payable	21,400	6,250
Emmis
Debt Instrument [Line Items]
Notes payable	5,535	5,000
Senior Credit Facility
Debt Instrument [Line Items]
Senior credit facility	$ 70,972	$ 72,527